Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Registrant Name	dei_EntityRegistrantName	Harbor Funds
CIK	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 25, 2020
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Harbor Mid Cap Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCRX
Harbor Mid Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCLX
Harbor Mid Cap Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCDX
Harbor Mid Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCNX
Harbor-Robeco Emerging Markets Conservative Equities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRERX
Harbor-Robeco Emerging Markets Conservative Equities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRETX
Harbor-Robeco Emerging Markets Conservative Equities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HREAX
Harbor-Robeco Emerging Markets Conservative Equities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRENX
Harbor-Robeco Global Conservative Equities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGTX
Harbor-Robeco Global Conservative Equities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGIX
Harbor-Robeco Global Conservative Equities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGDX
Harbor-Robeco Global Conservative Equities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGNX
Harbor-Robeco International Conservative Equities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIRX
Harbor-Robeco International Conservative Equities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIEX
Harbor-Robeco International Conservative Equities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIMX
Harbor-Robeco International Conservative Equities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIVX
Harbor-Robeco US Conservative Equities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRURX
Harbor-Robeco US Conservative Equities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRUNX
Harbor-Robeco US Conservative Equities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRUAX
Harbor-Robeco US Conservative Equities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRUVX
Harbor-Robeco Emerging Markets Active Equities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMEX
Harbor-Robeco Emerging Markets Active Equities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMTX
Harbor-Robeco Emerging Markets Active Equities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMNX
Harbor-Robeco Emerging Markets Active Equities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMOX